Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Research and Development [Abstract]
Opening total software technology development costs	$ 16,055,557	$ 13,056,478
Software technology development during the period	889,440	744,333
Closing total software technology development costs	$ 16,944,997	$ 13,800,811